EQUITY (Q3) (Details) - Warrants - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class Of Warrant Or Right [Roll Forward]
Beginning balance	23,978	4,298,000	2,445,653	4,309,000	4,309,000	4,309,000	7,361,708
Issued		23,978		23,978	23,978
Exercised	0	(634,100)	(2,401,408)	(645,100)	(1,887,325)		(2,090,226)
Cancelled			(20,267)
Ending balance	23,978	3,687,878	23,978	3,687,878	2,445,653	4,309,000	4,309,000